Customers Representing Major Total Revenue and Accounts Receivable (Detail)	6 Months Ended				12 Months Ended
	Jun. 29, 2013		Jun. 30, 2012		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Total Revenue | Customer A (distributor)
Concentration Risk [Line Items]
Concentration risk	57.00%		61.00%		63.00%		37.00%			[1]
Total Revenue | Customer B (reseller)
Concentration Risk [Line Items]
Concentration risk		[1]		[1]		[1]	18.00%		34.00%
Total Revenue | Customer C (reseller)
Concentration Risk [Line Items]
Concentration risk		[1]		[1]		[1]		[1]	10.00%
Accounts Receivable | Customer A (distributor)
Concentration Risk [Line Items]
Concentration risk	45.00%				50.00%		32.00%
Accounts Receivable | Customer B (reseller)
Concentration Risk [Line Items]
Concentration risk		[1]				[1]	20.00%

[1]	less than 10%